Inventories	12 Months Ended
Dec. 31, 2017
Inventories [abstract]
Inventories
17	Inventories

Inventories comprised:

	As at 31 December
	2017	2016
Fuel (coal and oil) for power generation	5,684,824	5,391,068
Material and supplies	1,869,462	1,655,357
	7,554,286	7,046,425
Less: provision for inventory obsolescence	168,875	167,282
Total	7,385,411	6,879,143

Movements of provision for inventory obsolescence during the years are analyzed as follows:

	2017	2016	2015
Beginning of the year	(167,282)	(162,389)	(163,458)
Provision	(1,520)	(1,134)	(2,867)
Reversal	1,782	1,390	1,039
Disposal of subsidiaries	162	-	-
Currency translation differences	(2,017)	(5,149)	2,897
End of the year	(168,875)	(167,282)	(162,389)